Segment reporting	3 Months Ended
Mar. 31, 2018
Segment reporting
Segment reporting

8. Segment reporting

The following table summarizes segment reporting. The sum of the amounts of the two segments equals the total for the Group in each of the periods.

	Three months ended March 31,
	2018		2017
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	1,375	3,677	1,693	2,837

Gross profit	429	1,838	353	1,228
Gross profit in %	31.2%	50.0%	20.9%	43.3%